Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000228810 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Ultra Short Income ETF
Class Name	BNY Mellon Ultra Short Income ETF
Trading Symbol	BKUI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-833-383-2696
Additional Information Website	bny.com/investments/etfliterature
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF*	$6	0.12%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1],[2]
Net Assets	$ 229,000,000
Holdings Count | Holding	131
Investment Company Portfolio Turnover	7.70%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$229	131	7.70%

Holdings [Text Block]	Portfolio Holdings (as of 12/31/25 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Material Fund Change [Text Block]
How has the Fund changed?
  BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature   or upon request at 1-833-383-2696 or by calling your financial adviser.

Material Fund Change Expenses [Text Block]
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature   or upon request at 1-833-383-2696 or by calling your financial adviser.

Updated Prospectus Phone Number	1-833-383-2696
Updated Prospectus Web Address	bny.com/investments/etfliterature

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.